UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549
Form 13F
FORM 13F COVER PAGE
Report for the Calendar Year or Quarter Ended: September 30, 2011


Check here if Amendment [ ];

Amendment Number:


This Amendment (Check only one.):
[ ] is a restatement.
[ ] adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:    Jump Trading, LLC
Address: 600 W. Chicago Ave, Suite 825
	 Chicago, IL 60654


Form 13F File Number: 28-14477



The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.


Person Signing this Report on Behalf of Reporting Manager:

Name: Carey Harrold
Title: Chief Financial Officer
Phone: 312 205-8900


Signature, Place, and Date of Signing:

Carey Harrold		Chicago, IL 		November 14, 2011
[Signature]		[City, State]		[Date]





Report Type (Check only one.):

[X] 13F HOLDINGS REPORT.

[ ] 13F NOTICE.

[ ] 13F COMBINATION REPORT.


List of Other Managers Reporting for this Manager:

FORM 13F SUMMARY PAGE

Report Summary:
Number of Other Included Managers: _____________________

Form 13F Information Table Entry Total: 24

Form 13F Information Table Value Total: 102,263
(thousands)


List of Other Included Managers:

NONE

				 Form 13F Information Table
					 			SH/ 	PUT/ INVSTMNTOTHER	VOTING AUTHORITY
ISSUER			TITLE		CUSIP		Value	SHARES	AMT	CALL DSCRETNMANAGER	SOLE	SHARED	NONE

PROSHARES TR II		ULTRA SILVE	74347W841	86 	1,668	SH	N/A	SOLE	N/A	1,668	0	0
CBOE HLDGS INC		COM		12503M108	924	37,748	SH	N/A	SOLE	N/A	37,748	0	0
DEUTSCHE BK AG		PS GOLD DL 	25154H749	4,679	89,085	SH	N/A	SOLE	N/A	89,085	0	0
SPDR DOW JONES		ETFUT SER 1	78467X109	10,512	96,500	SH	N/A	SOLE	N/A	96,500	0	0
SPDR GOLD TRUST		GOLD SHS	78463V107	1,491	9,433	SH	N/A	SOLE	N/A	9,433	0	0
ISHARES GOLD TRU	ISHARES		464285105	11,102	701,295	SH	N/A	SOLE	N/A	701,295	0	0
INTERCONTINENTAL 	COM		45865V100	935	7,905	SH	N/A	SOLE	N/A	7,905	0	0
ISHARES RUSS		RUSSELL 2000	464287655	13,883	215,912	SH	N/A	SOLE	N/A	215,912	0	0
PROSHARES TR II		ULTSH DJ UBS 	74347W668	248	3,801	SH	N/A	SOLE	N/A	3,801	0	0
PROSHARES TR		PSHS ULSHT SP	74347R883	1,888	74,050	SH	N/A	SOLE	N/A	74,050	0	0
ISHARES SILVER T	ISHARES		46428Q109	3,357	116,177	SH	N/A	SOLE	N/A	116,177	0	0
PROSHARES TR		ULT SHR S&P500	74347X856	5,227	255,210	SH	N/A	SOLE	N/A	255,210	0	0
SPDR S&P 500 ETF 	TR UNIT		78462F103	22,852	201,960	SH	N/A	SOLE	N/A	201,960	0	0
PROSHARES TR		PSHS ULT S&P 	74347R107	2,034	53,579	SH	N/A	SOLE	N/A	53,579	0	0
DIREXION SHS	 	DLY SMCAP BUL	25459W847	1,286	38,961	SH	N/A	SOLE	N/A	38,961	0	0
PROSHARES TR		PSHS ULSHRIS2	74348A202	2,734	46,846	SH	N/A	SOLE	N/A	46,846	0	0
DIREXION SHS ETF 	DLY SMCAP 	25459W110	6,073	114,641	SH	N/A	SOLE	N/A	114,641	0	0
PROSHARES TR II		ULTRA GOLD	74347W601	1,369	15,677	SH	N/A	SOLE	N/A	15,677	0	0
PROSHARES TR	 	ULTR RUSSL2000	74347X799	157	4,322	SH	N/A	SOLE	N/A	4,322	0	0
UNITED STATES OIL	UNITS		91232N108	2,673	87,669	SH	N/A	SOLE	N/A	87,669	0	0
PROSHARES TR		PSHS ULTRUSS2	74347R842	2,195	80,605	SH	N/A	SOLE	N/A	80,605	0	0
PROSHARES TR II		SHRT SILV NEW	74347W643	1,283	74,970	SH	N/A	SOLE	N/A	74,970	0	0
NYSE EURO		COM		629491101	199	8,546	SH	N/A	SOLE	N/A	8,546	0	0
CME GROUP		COM		12572Q105	5,076	20,600	SH	N/A	SOLE	N/A	20,600	0	0